Document and Entity Information	Dec. 17, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001000623
Document Type	8-K
Document Period End Date	Dec. 17, 2024
Entity File Number	1-13948
Entity Registrant Name	MATIV HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	62-1612879
Entity Address, Address Line One	100 Kimball Place
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30009
City Area Code	1-770
Local Phone Number	569-4229
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	MATV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false